Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 61.7%
Penn Series Flexibly Managed Fund*	43,942	$3,888,465
Penn Series Index 500 Fund*	250,888	9,912,582
Penn Series Large Cap Growth Fund*	55,744	1,983,369
Penn Series Large Cap Value Fund*	121,400	5,099,996
Penn Series Large Core Value Fund*	174,290	5,139,820
Penn Series Large Growth Stock Fund*	9,714	694,033
Penn Series Mid Cap Growth Fund*	34,480	1,351,274
Penn Series Mid Cap Value Fund*	46,716	1,286,099
Penn Series Mid Core Value Fund*	93,217	3,218,770
Penn Series Real Estate Securities Fund*	55,384	1,961,705
Penn Series Small Cap Growth Fund*	21,858	1,318,267
Penn Series Small Cap Index Fund*	61,743	1,960,945
Penn Series SMID Cap Growth Fund*	28,451	1,344,863
Penn Series SMID Cap Value Fund*	34,397	1,270,988
TOTAL AFFILIATED EQUITY FUNDS (Cost $29,357,558)		40,431,176

AFFILIATED FIXED INCOME FUNDS — 7.6%
Penn Series High Yield Bond Fund*	115,828	1,893,793
Penn Series Limited Maturity Bond Fund*	236,897	3,096,241
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $4,768,531)		4,990,034

AFFILIATED INTERNATIONAL EQUITY FUNDS — 30.1%
Penn Series Developed International Index Fund*	479,342	7,842,032
Penn Series Emerging Markets Equity Fund*	311,807	3,966,182
Penn Series International Equity Fund*	203,457	7,896,179
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $16,641,752)		19,704,393

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $286,559)	286,559	286,559
TOTAL INVESTMENTS — 99.9% (Cost $51,054,400)		$65,412,162
Other Assets & Liabilities — 0.1%		83,116
TOTAL NET ASSETS — 100.0%		$65,495,278

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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